Current Provisions - Movements in Provisions (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of other provisions [Line Items]
Beginning balance	$ 127,311
Ending balance	29,352	$ 959
Provisions for deficiency compensation [member]
Disclosure of other provisions [Line Items]
Beginning balance	57,155	1,867
Provision	14,211	465
Reversal	(24,451)	(799)
Payment	(17,563)	(574)
Ending balance	$ 29,352	$ 959